Summary of significant accounting policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
RMB to USD exchange rate used in translation	6.4778	6.4778
Impairment loss from cost method investment			¥ 3,029,000
Advertising and market promotion expenses		¥ 159,153,000	97,576,000	¥ 27,905,000
Employee social security and welfare benefits included as expenses		¥ 18,291,000	¥ 12,174,000	¥ 3,125,000
Goodwill impairment loss